Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 03, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Liabilities
PIPE subscription derivative liability	$ 137,942,000
TOTAL LIABILITIES	138,062,603		$ 659
Commitments and Contingencies (Note 4)
Stockholders' Deficit
Additional paid-in capital	10		10
Accumulated deficit	(138,062,603)		(659)
Total Stockholder's Deficit	(138,062,603)	$ (37,928)	(659)	$ 0
Forge Nano, Inc.
Current Assets
Cash and cash equivalents	28,591,000		9,061,000				$ 3,850,000
Restricted cash and cash equivalents	1,026,000		313,000
Accounts receivable - net of allowance for credit losses of $40 and $33 as of December 31, 2025 and December 31, 2024, respectively	1,622,000		1,963,000				1,619,000
Contract assets - unbilled accounts receivable	6,822,000		6,586,000				3,660,000
Inventory	4,515,000		3,665,000				2,573,000
Prepaid expenses and other current assets	3,007,000		1,607,000				1,063,000
Total current assets	45,583,000		23,195,000				12,765,000
Property and equipment - net	23,962,000		14,652,000				16,592,000
Goodwill	3,124,000		3,124,000				3,124,000
Intangible assets - net	1,487,000		1,589,000				1,792,000
Restricted cash and cash equivalents	56,000		55,000				8,388,000
Right-of-use operating lease assets	65,270,000		65,087,000				2,636,000
Deposits	2,993,000		2,922,000				5,189,000
Total other assets	96,892,000		87,429,000				37,721,000
TOTAL ASSETS	142,475,000		110,624,000				50,486,000
Current Liabilities
Accounts Payable, Current	3,638,000		4,332,000				3,952,000
Current portion of operating lease liabilities	1,151,000		1,287,000				470,000
Contract liabilities	3,526,000		3,126,000				3,012,000	$ 2,643,000
Provision for loss on contract	752,000		504,000
Accrued and other current liabilities	5,835,000		3,027,000				3,008,000
Convertible debt - net of discount							1,627,000
Due to Sundew Technologies, LLC - current			1,811,000				1,413,000
Current portion of debt - net of discount	10,488,000		10,366,000				17,071,000
Total current liabilities	25,390,000		24,453,000				30,553,000
Long-term operating lease liabilities, net of current portion	64,864,000		63,163,000				2,335,000
Due to Sundew Technologies, LLC	2,809,000
PIPE subscription derivative liability							393,000
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	14,965,000		5,624,000				6,264,000
TOTAL LIABILITIES	108,028,000		93,240,000				39,545,000
Commitments and Contingencies (Note 4)
Mezzanine Equity
Ordinary shares subject to possible redemption
Additional paid-in capital	185,265,000	151,777,000	136,538,000		$ 130,372,000	$ 126,097,000	88,347,000	82,150,000
Stockholders' Deficit
Common stock, $0.0001 par value; 100 shares authorized, issued and outstanding			0				0
Additional paid-in capital	10,820,000		9,934,000				8,508,000
Accumulated deficit	(161,638,000)		(129,088,000)				(85,914,000)
Total Stockholder's Deficit	(150,818,000)	$ (130,420,000)	(119,154,000)		$ (98,844,000)	$ (91,150,000)	(77,406,000)	$ (51,676,000)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 142,475,000		$ 110,624,000				$ 50,486,000